Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 150,204,527	$ 145,003,021	$ 144,259,312
Total revenues	150,204,527	145,003,021	144,259,312
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	105,966,167	101,837,425	97,249,537
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	9,624,684	16,876,956	21,764,102
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	33,813,496	25,161,401	24,018,198
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 800,180	$ 1,127,239	$ 1,227,475